                                     485BPOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 28                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 28                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64141
________________________________________________________________________
                   (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: December 20, 2002

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on December 20, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----------------------------------------------------------------------

Your
American Century
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS
International Growth Fund

DECEMBER 20, 2002

EFFECTIVE JANUARY 30, 2003, INTERNATIONAL GROWTH FUND WILL BE CLOSED TO NEW
RETAIL INVESTORS, BUT WILL BE AVAILABLE THROUGH FINANCIAL INTERMEDIARIES. ANY
SHAREHOLDER WITH AN OPEN ACCOUNT AS OF JANUARY 30, 2003 MAY MAKE ADDITIONAL
INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS
SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

                [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Investor Class and Institutional Class shares into one prospectus. It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements. Neither class of shares has any up-front or deferred charges, commissions or 12b-1 fees.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. You also may call
1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m.
Central time.

Sincerely,

/s/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

              [graphic of triangle]

              This symbol is used throughout the book to highlight definitions of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The fund's principal risks include

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

*  FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
   (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment
*  seeking diversification of your investment portfolio through investment in foreign securities
*  comfortable with the risks associated with investing in U.S. and foreign growth securities
*  comfortable with short-term price volatility
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities
*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

INTERNATIONAL GROWTH FUND - INVESTOR CLASS(1)(2)

                  International Growth Fund
--------------------------------------------------------------------------------
2001              -26.79%
2000              -15.01%
1999               64.44%
1998               19.01%
1997               19.72%
1996               14.43%
1995               11.89%
1994               -4.76%
1993               42.65%
1992                4.84%
--------------------------------------------------------------------------------

(1)  As of September 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was -22.21%.

(2)  From August 1,1996 to July 30, 1997, a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the fee waiver not be in effect.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                 Highest                     Lowest
--------------------------------------------------------------------------------
International Growth             48.19% (4Q 1999)            -19.69% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

                                                                              3

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001                 1 year     5 years   10 years   Life of Class(1)
---------------------------------------------------------------------------------------------------------------
International Growth(2)
Return Before Taxes                                           -26.79%    7.83%     10.27%     10.62%
Return After Taxes on Distributions                           -26.82%    5.79%      8.35%     N/A
Return After Taxes on Distributions and Sale of Fund Shares   -16.23%    6.05%      8.05%     N/A
MSCI EAFE Index                                               -21.44%    0.89%      4.46%     4.50%(3)
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS

For the calendar year ended December 31, 2001                  1 year    5 years   10 years   Life of Class(4)
---------------------------------------------------------------------------------------------------------------
International Growth
Return Before Taxes                                            -26.55%   N/A       N/A        5.89%
MSCI EAFE Index                                                -21.44%   N/A       N/A        0.88%(5)
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------------

(1)  The inception date for the Investor Class is May 9, 1991. Only a fund with performance history for less than 10 years shows after-tax returns for life of fund.

(2)  From August 1,1996 to July 30, 1997, a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the fee waiver not be in effect.

(3)  Since April 30, 1991, the date closest to the class's inception for which data is available.

(4)  The inception date for the Institutional Class is November 20, 1997.

(5)  Since November 30, 1997, the date closest to the class's inception for which data is available.

The performance information on these pages is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                        $25(1)
--------------------------------------------------------------------------------

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         Management   Distribution and       Other         Total Annual Fund
                         Fee(1)       Service (12b-1) Fees   Expenses(2)   Operating Expenses
-----------------------------------------------------------------------------------------------
International Growth
    Investor Class       1.21%        None                   0.00%         1.21%
-----------------------------------------------------------------------------------------------
    Institutional Class  1.01%        None                   0.00%         1.01%
-----------------------------------------------------------------------------------------------

(1)  Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 year     3 years      5 years     10 years
-------------------------------------------------------------------------------
International Growth
    Investor Class           $123       $383         $662        $1,458
-------------------------------------------------------------------------------
    Institutional Class      $103       $321         $556        $1,231
-------------------------------------------------------------------------------

                                                                              5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or ACCELERATING, pace.
This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

               [graphic of triangle]

               ACCELERATING growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

6

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of foreign companies.  The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

International Growth's assets will be invested primarily in securities of companies located in at least three developed countries (excluding the United
States).

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market countries (non-developed) means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or
(ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economicconditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

                                                                              7

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions.  These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in this fund is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy.

8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of the fund's fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor
as a Percentage of Average Net Assets for the        Investor    Institutional
Most Recent Fiscal Year Ended November 30, 2001      Class       Class
-------------------------------------------------------------------------------
International Growth                                 1.21%       1.01%
-------------------------------------------------------------------------------

                                                                              9

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages International Growth since April 1994. He joined
American Century in 1993 as an Investment Analyst and was promoted to Portfolio
Manager in April 1994. He has a bachelor's degree in business from the
University of Washington.

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Growth since rejoining American
Century in April 1997. Before rejoining American Century, he served as Vice
President and Portfolio Manager at Federated Investors, Inc. from June 1995 to
March 1997. From 1990 to 1995 he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a
bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

KEITH CREVELING

Mr. Creveling, Portfolio Manager, has been a member of the team that manages
International Growth since April 2002. He joined American Century in October
1999 as an analyst. Prior to joining American Century, he was an analyst at
Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Brothers Harriman from July 1995 to September 1996. He has a bachelor of science degree in accounting from Drexel University and an MBA from the Stern
School of Business, New York University. He is a CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

10

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. Investor Class shareholders who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

                                                                             11

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS
Investor Relations                            Service Representative
1-800-345-2021                                1-800-345-3533

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail or fax section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the By wire - Open an account instructions

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

12

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                INSTITUTIONAL CLASS
P.O. Box 419200                               P.O. Box 419385
Kansas City, MO 64141-6200                    Kansas City, MO 64141-6385

Fax                                           Fax
816-340-7962                                  816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

                                                                             13

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum investments are $2,000 for a Coverdell Education
Savings Account (CESA, formerly an Education IRA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.
The Institutional Class does not have an account maintenance fee.

               [graphic of triangle]

               PERSONAL ACCOUNTS include individual accounts, joint accounts,
               UGMA/UTMA accounts, personal trusts, CESAs and traditional, Roth and Rollover IRAs. If you have only business, business
               retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

14

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days -- or to honor certain REDEMPTIONS with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A REDEMPTION is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

                                                                             15

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

16

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

                                                                             17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income, if any, once a year in December.
Distributions from realized capital gains are paid twice a year, usually in
March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [graphic of triangle]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

18

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the fund.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for           Tax Rate for
Type of Distribution                 10% and 15% Brackets   All Other Brackets
---------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
---------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
---------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                     20%(1)
---------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

                                                                             19

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

20

MULTIPLE CLASS INFORMATION

American Century offers six classes of the fund through financial intermediaries: Investor Class, Institutional Class, A Class, B Class, C Class
and Advisor Class. The shares offered by this Prospectus are Investor Class and
Institutional Class shares. Investor and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning A, B, C or Advisor Class shares, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

                                                                             21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

22

INTERNATIONAL GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
                                        2002(1)    2001        2000         1999        1998        1997
-----------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period                     $7.86     $12.05      $13.02        $9.25       $9.22       $8.73
-----------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
  Net Investment Income (Loss)(2)        0.04       0.04       (0.02)       (0.01)       0.03        --(3)
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.01      (2.50)      (0.22)        3.95        1.31        1.41
-----------------------------------------------------------------------------------------------------------
  Total From
Investment Operations                    0.05      (2.46)      (0.24)        3.94        1.34        1.41
-----------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.03)        --       (0.01)       (0.02)      (0.03)         --
----------------------------------
  From Net Realized Gains                  --      (1.73)      (0.72)       (0.15)      (1.28)      (0.92)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                   (0.03)     (1.73)      (0.73)       (0.17)      (1.31)      (0.92)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $7.88      $7.86      $12.05       $13.02       $9.25       $9.22
===========================================================================================================
  TOTAL RETURN(4)                        0.66%    (24.18)%     (2.47)%      43.22%      16.74%      18.12%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                 1.24%(5)       1.21%       1.20%       1.27%       1.33%     1.38%(6)
----------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                    1.01%(5)       0.48%     (0.16)%     (0.06)%       0.33%       0.04%
----------------------------------
Portfolio Turnover Rate                  116%         178%        116%        117%        190%        163%
----------------------------------
Net Assets, End of Period
(in thousands)                     $3,115,133   $3,290,867  $4,455,433  $3,701,903  $2,448,162  $1,728,617
-----------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through July 30, 1997.
     In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% for the year ended
     November 30, 1997.

                                                                             23

INTERNATIONAL GROWTH FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                       2002(1)    2001      2000       1999      1998      1997(2)
---------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value,
Beginning of Period                     $7.88   $12.07    $13.05      $9.28    $9.22      $9.26
---------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income (Loss)(3)        0.05     0.06      0.01       --(4)    0.05       --(4)
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 0.01    (2.50)    (0.24)      3.96     1.32      (0.04)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.06    (2.44)    (0.23)      3.96     1.37      (0.04)
---------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.05)      --     (0.03)     (0.04)   (0.03)        --
----------------------------------
  From Net Realized Gains                  --    (1.75)    (0.72)     (0.15)   (1.28)        --
---------------------------------------------------------------------------------------------------
  Total Distributions                   (0.05)   (1.75)    (0.75)     (0.19)   (1.31)        --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $7.89    $7.88    $12.07     $13.05    $9.28      $9.22
===================================================================================================
  TOTAL RETURN(5)                        0.74%  (23.96)%   (2.35)%    43.40%   17.14%     (0.43)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                 1.04%(6)     1.01%     1.00%     1.07%    1.13%    1.18%(6)
----------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                    1.21%(6)     0.68%     0.04%     0.14%    0.53%  (0.53)%(6)
----------------------------------
Portfolio Turnover Rate                  116%       178%      116%      117%     190%     163%(7)
----------------------------------
Net Assets, End of Period
(in thousands)                       $327,246   $353,399  $371,255  $132,031  $13,562    $18,846
---------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  November 20, 1997 (commencement of sale) through November 30, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1997.

24

NOTES

                                                                             25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference                  Fund Code      Ticker     Newspaper Listing
-------------------------------------------------------------------------------
International Growth
     Investor Class             041            TWIEX      Intl Gr
-------------------------------------------------------------------------------
     Institutional Class        341            TGRIX      Intl Gr
-------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
www.americancentury.com

Investor Class                           Institutional Class
P.O. Box 419200                          P.O. Box 419385
Kansas City, Missouri 64141-6200         Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575           1-800-345-3533 or 816-531-5575

0212
SH-PRS-30907

Your
American Century
Prospectus

A CLASS
B CLASS
C CLASS
ADVISOR CLASS

International Growth Fund

DECEMBER 20, 2002

THE A AND B CLASSES OF THE FUND ARE NOT AVAILABLE FOR PURCHASE UNTIL FEBRUARY 3,
2003.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

[american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

You'll notice that we've combined information about four classes of shares into one prospectus. These classes are all offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions  may apply to one class or another, and different classes may have different fees, expenses or minimum  investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please call your investment professional, who will be happy to assist you.

Sincerely,

/s/ W. Gordon Snyder

W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

               [graphic of triangle]

               This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful
               information.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The fund's principal risks include

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally  affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

*  FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange  controls), social and economic events
   (such as labor strikes and rising inflation), and  natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment
*  seeking diversification of your investment portfolio through investment in foreign securities
*  comfortable with the risks associated with investing in U.S. and foreign growth securities
*  comfortable with short-term price volatility
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities
*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. The return of the fund's other classes of shares will differ from the Advisor Class returns shown in the chart, depending on the expenses of those classes.

INTERNATIONAL GROWTH FUND -- ADVISOR CLASS(1)

[data from bar chart]

2001   -27.00%
2000   -15.27%
1999    64.06%
1998    18.86%
1997    19.43%

(1) As of September 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was -22.36%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               Highest                      Lowest
--------------------------------------------------------------------------------
International Growth           48.12% (4Q 1999)             -19.74% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares. Because the fund's A, B and C Class shares did not have a full calendar year's worth of performance, they are not included.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

For the calendar year ended December 31, 2001             1 year          5 years         Life of Class(1)
-------------------------------------------------------------------------------------------------------------
International Growth
Return Before Taxes                                       -27.00%         7.57%           8.37%
Return After Taxes on Distributions                       -26.95%         5.62%           5.86%
Return After Taxes on Distributions
   and Sale of Fund Shares                                -16.35%         5.88%           6.25%
MSCI EAFE Index                                           -21.44%         0.89%           1.16%(2)
   (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------------

(1) The inception date for the Advisor Class shares of the fund is October 2, 1996.

(2) Since September 30, 1996, the date closest to the class's inception for which data is available.

The performance information on these pages is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               A Class     B Class    C Class   Advisor Class
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases               5.75%       None       None      None
    (as a percentage of offering price)
-----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                           None(1)     5.00%(2)   1.00%(3)  None
    (as a percentage of the original offering price
    for B Class shares or the lower of the original offering
    price or redemption proceeds for A and C Class shares)
-----------------------------------------------------------------------------------------------------------------

(1) Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

(2) This charge is 5.00% during the first year after purchase, declines over the next five years as shown on page 14, and is eliminated after six years.

(3) The charge is 1.00% in the first year after purchase, declines ratably over the next six months as shown on page 15, and is eliminated thereafter.
    Effective February 3, 2003, the charge will be eliminated after one year.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         Management      Distribution and            Other           Total Annual Fund
                         Fee(1)          Service (12b-1) Fees(2)     Expenses(3)     Operating Expenses
----------------------------------------------------------------------------------------------------------
International Growth
    A Class              1.21%           0.25%                       0.00%           1.46%
----------------------------------------------------------------------------------------------------------
    B Class              1.21%           1.00%                       0.00%           2.21%
----------------------------------------------------------------------------------------------------------
    C Class              1.21%           1.00%                       0.00%           2.21%
----------------------------------------------------------------------------------------------------------
    Advisor Class        0.96%(4)        0.50%                       0.00%           1.46%
----------------------------------------------------------------------------------------------------------

(1) Based on assets of all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2) The 12b-1 fee is designed to permit investors to purchase shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate such financial intermediaries for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see
    Service and Distribution Fees, page 22.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(4) Half of the Advisor Class 12b-1 fee is for shareholder services provided by financial intermediaries, which would otherwise be paid by the advisor out of the unified management fee. The advisor has reduced its unified management fee for Advisor Class shares to reflect this arrangement, but the fee for core investment advisory services is the same for all classes.

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 year      3 years      5 years       10 years
---------------------------------------------------------------------------
International Growth
    A Class                 $714       $1,008       $1,322         $2,210
---------------------------------------------------------------------------
    B Class                 $622         $986       $1,274         $2,332
---------------------------------------------------------------------------
    C Class                 $322(1)      $686       $1,174         $2,518
---------------------------------------------------------------------------
    Advisor Class           $148         $459         $793         $1,734
---------------------------------------------------------------------------

(1) For shares purchased on or after February 3, 2003, the cost would be $222.

You would pay the following expenses if you did not redeem your shares.

                        1 year        3 years       5 years      10 years
----------------------------------------------------------------------------
International Growth
    A Class             $714          $1,008        $1,322        $2,210
----------------------------------------------------------------------------
    B Class             $222            $686        $1,174        $2,332
----------------------------------------------------------------------------
    C Class             $222            $686        $1,174        $2,518
----------------------------------------------------------------------------
    Advisor Class       $148            $459          $793        $1,734
----------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or ACCELERATING, pace.
This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

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               ACCELERATING growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different  countries and geographical regions in an effort to manage the risks of an international  portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions,  expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market  conditions, they intend to keep the fund essentially fully invested in stocks regardless  of the movement of stock prices generally. When the managers believe it is prudent, the  fund may invest a portion of its assets in convertible debt securities, equity-equivalent  securities, forward currency exchange contracts, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included  in the Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase equity securities of foreign companies. This fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

*  International Growth's assets will be invested primarily in securities of companies located in at least three developed countries (excluding the United
   States).

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal  operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized.  The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market countries (non-developed) means securities of issuers that (i) have their principal place of business or principal office  in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other  information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies generally presents unique risks in  addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as  its assets grow.

In summary, investing in this fund is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the C Class and Advisor Class of the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.
The A and B Class shares of the fund had no assets as of the date of this prospectus, but each class will pay the advisor a unified management fee of
1.50% of its pro rata share of the first $1 billion of the fund's average net assets, 1.20% of its pro rata share of the next $1 billion of the fund's average net assets, and 1.10% of its pro rata share over $2 billion of the fund's average net assets.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund
to the Advisor  as a Percentage of
Average Net Assets for the Most Recent
Fiscal Year Ended November 30, 2001            C Class            Advisor Class
--------------------------------------------------------------------------------
International Growth                           1.21%(1)           0.96%
--------------------------------------------------------------------------------

(1)  Annualized.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts  to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see  fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the  team that manages International Growth since April 1994. He joined
American Century in 1993 as an Investment Analyst and was promoted to Portfolio
Manager in April 1994. He  has a bachelor's degree in business from the
University of Washington.

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Growth since rejoining American
Century in April 1997. Before rejoining American Century, he served as Vice
President and Portfolio Manager at Federated Investors, Inc. from June 1995 to
March 1997. From 1990 to 1995 he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a
bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

KEITH CREVELING

Mr. Creveling, Portfolio Manager, has been a member of the team that manages
International Growth since April 2002. He joined American Century in October
1999 as an analyst. Prior to joining American Century, he was an analyst at
Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Brothers Harriman from July 1995 to September 1996. He has a bachelor of science degree in accounting from Drexel University and an MBA from the Stern
School of Business, New York University.  He is a CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information  and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in  employer-sponsored retirement or savings plans and for persons purchasing shares  through investment advisors, broker-dealers, banks, insurance companies and other  financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B, C and Advisor Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following charts provide a summary description of each class offered by this prospectus:

A Class                                  B Class
--------------------------------------------------------------------------------
Initial sales charge(1)                  No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                     Contingent deferred sales charge on
                                         redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                       12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                    Convert to A Class shares
                                         eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate               Purchase orders limited to
for long-term investors                  amounts less than $100,000
--------------------------------------------------------------------------------

C Class                                  Advisor Class
--------------------------------------------------------------------------------
No initial sales charge                  No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on      No contingent deferred sales charge
redemptions within 18 months(3)
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                       12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                    No conversion feature
--------------------------------------------------------------------------------
Purchase orders limited to amounts       Generally offered through qualified
less than $1,000,000; generally more     retirement plans and other
appropriate for short-term investors     fee-based arrangements
--------------------------------------------------------------------------------

(1) The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

(2) A CDSC of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

(3) Effective February 3, 2003, the CDSC applies to redemptions within one year of purchase.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum investments are $2,000 for a Coverdell Education
Savings Account (CESA, formerly an Education IRA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

A CLASS

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                            Sales Charge      Sales Charge           Amount paid to
                            as a % of         as a % of              Financial Advisor
Purchase Amount             Offering Price    Net Amount Invested    as a % of Offering Price
------------------------------------------------------------------------------------------------
Less than $50,000           5.75%             6.10%                  5.00%
------------------------------------------------------------------------------------------------
$50,000 - $99,999           4.75%             4.99%                  4.00%
------------------------------------------------------------------------------------------------
$100,000 - $249,999         3.75%             3.90%                  3.25%
------------------------------------------------------------------------------------------------
$250,000 - $499,999         2.50%             2.56%                  2.00%
------------------------------------------------------------------------------------------------
$500,000 - $999,999         2.00%             2.04%                  1.75%
------------------------------------------------------------------------------------------------
$1,000,000 - $3,999,999     0.00%             0.00%                  1.00%(1)
------------------------------------------------------------------------------------------------
$4,000,000 - $9,999,999     0.00%             0.00%                  0.50%(1)
------------------------------------------------------------------------------------------------
$10,000,000 or more         0.00%             0.00%                  0.25%(1)
------------------------------------------------------------------------------------------------

(1)  For purchases over $1,000,000 by qualified retirement plans, no upfront amount will be paid to financial advisors.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts
*  Solely controlled business accounts
*  Single-participant retirement plans
*  Endowments or foundations established and controlled by you or an immediate family member

Concurrent Purchases. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced  A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing  holdings in A, B or C Class shares of any American Century Advisor
Fund to determine your A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to  determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested  dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

*  certain financial intermediaries who have selling agreements for the American
   Century Advisor Funds, and those intermediaries' employees and sales representatives

*  present or former officers, directors and employees (and their families) of
   American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B CLASS

B Class shares are sold at their net asset value without an initial sales charge. However,  if you redeem your shares within six years of purchase you will pay a contingent deferred  sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of  dividends or capital gains.

Redemption During              CDSC as a % of Original Purchase Price
--------------------------------------------------------------------------------
1st year                       5.00%
--------------------------------------------------------------------------------
2nd year                       4.00%
--------------------------------------------------------------------------------
3rd year                       3.00%
--------------------------------------------------------------------------------
4th year                       3.00%
--------------------------------------------------------------------------------
5th year                       2.00%
--------------------------------------------------------------------------------
6th year                       1.00%
--------------------------------------------------------------------------------
After 6th year                 None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C CLASS

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 18 months of purchase you will pay a CDSC of 1.00% in the first year after purchase. The CDSC declines ratably over the next six months and is eliminated thereafter in accordance with the following chart:

    After 13 months 0.833%
    After 14 months 0.666%
    After 15 months 0.500%
    After 16 months 0.333%
    After 17 months 0.167%
    After 18 months 0.000%

For shares purchased on or after February 3, 2003, the CDSC applies to redemptions within 12 months of purchase. If you redeem those shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less.

CALCULATION OF CDSC

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   * 12% of the lesser of the original purchase cost or current market value for
     A Class shares
   * 12% of the original purchase cost for B Class shares
   * 10% of the lesser of the original purchase cost or current market value for
     C Class shares (rises to 12% after February 3, 2003)

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares purchased on or after February 3, 2003

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

BUYING AND SELLING SHARES

Your ability to purchase, exchange and redeem shares will depend on the policies of the financial intermediary through which you do business. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the  transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price.  If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the  then-current net asset value without paying an initial sales charge. Any CDSC you paid  on an A Class redemption that you are reinvesting will be credited to your account. You  or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100
*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge  or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if,  in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures,  we are not responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time  after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make  an investment with American Century, there is a seven-day holding period before you  can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment  is processed. However, investments by wire require only a one-day holding period.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain REDEMPTIONS with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A REDEMPTION is the sale of all or a portion of the shares in  an account, including those sold as a part of an exchange to
               another American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1%  of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received  in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income, if any, once a year in December.
Distributions from realized capital gains are paid twice a year, usually in
March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [graphic of triangle]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the fund.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%       Tax Rate for
Type of Distribution                 and 15% Bracket        All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                     20%(1)
--------------------------------------------------------------------------------

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax  situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the  distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers six classes of the fund through financial intermediaries: A Class,  B Class, C Class, Advisor Class, Investor Class and
Institutional Class. The shares offered by this Prospectus are A, B, C and
Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class;  (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class  provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class and 0.50% for Advisor Class to the distributor. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the
Statement of Additional Information.

In addition, the advisor or the fund's distributor may make payments for various services or  other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of these payments is determined by the advisor or the distributor and is not paid by you.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class  is not five years old. Because A and B Class shares are new, financial information is not available for these classes as of the date of this prospectus.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

INTERNATIONAL GROWTH FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED
--------------------------------------------------------------------------------------------------------------
                                          2002(1)       2001        2000        1999        1998      1997
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period      $7.83       $12.02      $12.99       $9.24       $9.20     $8.72
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income (Loss)(2)          0.03         0.02       (0.05)      (0.04)       --(3)    (0.03)
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.01        (2.51)      (0.23)       3.94        1.33      1.43
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.04        (2.49)      (0.28)       3.90        1.33      1.40
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income              (0.01)          --        --(3)       --(3)      (0.01)      --
--------------------------------------
  From Net Realized Gains                    --        (1.70)      (0.69)      (0.15)      (1.28)    (0.92)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                     (0.01)       (1.70)      (0.69)      (0.15)      (1.29)    (0.92)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $7.86        $7.83      $12.02      $12.99       $9.24     $9.20
==============================================================================================================
  TOTAL RETURN(4)                          0.53%      (24.45)%     (2.72)%     42.86%      16.58%    17.97%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.49%(5)       1.46%       1.45%       1.52%       1.58%      1.63%
--------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                    0.76%(5)       0.23%     (0.41)%     (0.31)%       0.08%    (0.21)%
--------------------------------------
Portfolio Turnover Rate                     116%         178%        116%        117%        190%       163%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $223,667     $205,483    $181,263     $61,317     $21,635     $9,111
--------------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

INTERNATIONAL GROWTH FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED (AS NOTED)
-----------------------------------------------------------------------
                                               2002(1)       2001(2)
-----------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period           $7.82          $9.16
-----------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(3)               0.03          (0.04)
----------------------------------------
  Net Realized and Unrealized Loss             (0.02)         (1.30)
-----------------------------------------------------------------------
  Total From Investment Operations              0.01          (1.34)
-----------------------------------------------------------------------
Net Asset Value, End of Period                 $7.83          $7.82
=======================================================================
  TOTAL RETURN(4)                               0.13%        (14.63)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         2.24%(5)        2.23%(5)
----------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                  0.01%(5)      (0.99)%(5)
----------------------------------------
Portfolio Turnover Rate                          116%          178%(6)
----------------------------------------
Net Assets, End of Period                    $863,173         $138,30
-----------------------------------------------------------------------

(1) Six months ended May 31, 2002 (unaudited).

(2) June 4, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more  closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in  accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person          SEC Public Reference Room
                   Washington, D.C.
                   Call 202-942-8090 for location and hours.

On the Internet    * EDGAR database at www.sec.gov
                   * By email request at publicinfo@sec.gov

By mail            SEC Public Reference Section
                   Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference                 Fund Code     Ticker     Newspaper Listing
---------------------------------------------------------------------------
International Growth Fund
     A Class                   141           N/A        N/A
---------------------------------------------------------------------------
     B Class                   308           N/A        N/A
---------------------------------------------------------------------------
     C Class                   441           N/A        Intl Gr
---------------------------------------------------------------------------
     Advisor Class             741           TWGAX      Intl Gr
---------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-378-9878

0212

SH-PRS-30908

American Century
statement of
additional information

DECEMBER 20, 2002

American Century World Mutual Funds, Inc.

Global Growth Fund
International Growth Fund
International Opportunities Fund
International Discovery Fund
Emerging Markets Fund

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses dated April 1, 2002 and December 20, 2002, but is not a prospectus.
The Statement of Additional Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy of a Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

                                                                              1

THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997 it changed its name to American Century World Mutual Funds, Inc. Throughout this Statement of
Additional Information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund/Class                      Ticker Symbol          Inception Date
--------------------------------------------------------------------------------
Global Growth
   Investor Class               TWGGX                  12/1/1998
--------------------------------------------------------------------------------
   Institutional Class          AGGIX                  8/1/2000
--------------------------------------------------------------------------------
   C Class                      N/A                    3/1/2002
--------------------------------------------------------------------------------
   Advisor Class                AGGRX                  2/5/1999
--------------------------------------------------------------------------------
International Growth
   Investor Class               TWIEX                  5/9/1991
--------------------------------------------------------------------------------
   Institutional Class          TGRIX                  11/20/1997
--------------------------------------------------------------------------------
   A Class                      N/A                    N/A
--------------------------------------------------------------------------------
   B Class                      N/A                    N/A
--------------------------------------------------------------------------------
   C Class                      N/A                    6/4/2001
--------------------------------------------------------------------------------
   Advisor Class                TWGAX                  10/2/1996
--------------------------------------------------------------------------------
International Opportunities
   Investor Class               AIOIX                  6/1/2001
--------------------------------------------------------------------------------
   Institutional Class          N/A                    N/A
--------------------------------------------------------------------------------
International Discovery
   Investor Class               TWEGX                  4/1/1994
--------------------------------------------------------------------------------
   Institutional Class          TIDIX                  1/2/1998
--------------------------------------------------------------------------------
   C Class                      N/A                    N/A
--------------------------------------------------------------------------------
   Advisor Class                ACIDX                  4/28/1998
--------------------------------------------------------------------------------
Emerging Markets
   Investor Class               TWMIX                  9/30/1997
--------------------------------------------------------------------------------
   Institutional Class          AMKIX                  1/28/1999
--------------------------------------------------------------------------------
   C Class                      N/A                    12/18/2001
--------------------------------------------------------------------------------
   Advisor Class                AEMMX                  5/12/1999
--------------------------------------------------------------------------------

2

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectus.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of foreign (and U.S. in the case of Global Growth) equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 below, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use stock index futures as a way to expose each fund's cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolio, so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page 8, Short-term
Securities, page 10 and Futures and Options, page 11.

                                                                             3

TABLE 1
--------------------------------------------------------------------------------
An X in the table below indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                                              International
                                                              Opportunities,
                                         Global Growth        International
                                              and               Discovery
                                         International             and
                                            Growth           Emerging Markets
--------------------------------------------------------------------------------
Foreign Securities                             X                   X
--------------------------------------------------------------------------------
Equity Equivalents                             X                   X
--------------------------------------------------------------------------------
Debt Securities                               35%                 35%
--------------------------------------------------------------------------------
Sovereign Debt Obligations                     X                   X
--------------------------------------------------------------------------------
Convertible Debt Securities                    X                   X
--------------------------------------------------------------------------------
Short Sales                                    X                   X
--------------------------------------------------------------------------------
Portfolio Lending                           33-1/3%              33-1/3%
--------------------------------------------------------------------------------
Derivative Securities                          X                   X
--------------------------------------------------------------------------------
Investments in Companies with Limited         5%      10% (except International
Operating Histories                                      Opportunities is 20%)
--------------------------------------------------------------------------------
Repurchase Agreements                          X                   X
--------------------------------------------------------------------------------
When-Issued and Forward Commitment Agreements  X                   X
--------------------------------------------------------------------------------
Illiquid Securities                           15%                 15%
--------------------------------------------------------------------------------
Restricted Securities                          X                   X
--------------------------------------------------------------------------------
Short-Term Securities                          X                   X
--------------------------------------------------------------------------------
Other Investment Companies                    10%                 10%
--------------------------------------------------------------------------------
Futures & Options                              X                   X
--------------------------------------------------------------------------------
Foreign Currency Transactions and
Forward Exchange Contracts                     X                   X
--------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

Foreign Securities

A description of the funds' investment strategies regarding foreign securities is contained in the funds' Prospectuses. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

4

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

EMERGING MARKETS. Investing in emerging market companies generally is also riskier than investing in other foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries.
These countries also may lack the legal, business and social framework to support securities markets.

                                                                             5

As a result, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Debt Securities

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund may invest up to 35% of its assets in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. International Growth and Global Growth will limit their purchases of debt securities to investment-grade obligations except convertible debt securities, which may be rated below investment grade. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's
Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See Explanation of
Fixed-Income Securities Ratings, page 50.

International Discovery, International Opportunities and Emerging Markets have no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% of each fund's assets will be invested in below-investment-grade fixed income securities. See Explanation of Fixed-Income
Securities Ratings, page 50. Debt securities, especially those

6

of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, a fund also may take the potential for income into account when selecting investments.

In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Sovereign Debt Obligations

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock; however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

                                                                             7

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). For example, Standard & Poor's Depositary
Receipts, also known as "SPIDERS," track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up that index.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

8

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investments in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase Agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

                                                                             9

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

10

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures, or other debt instruments; and

*  Repurchase agreements.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of the fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company,

(b) 5% of the fund's total assets with respect to any one investment company an

(c) 10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

                                                                           11

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
Index and MSCI Emerging Markets Free Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S.
Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity
Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S.
government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it

12

may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

                                                                             13

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1) Settlement Hedges or Transaction Hedges. When the fund managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a
    "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the fund managers. This strategy is often referred to as "anticipatory hedging."

(2) Position Hedges. When the fund managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S.
    dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in
    Euro, it could enter into a forward contract to sell Euro in return for U.S.
    dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

    A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally,

14

    consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

    At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3) Shifting Currency Exposure. A fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the fund managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers anticipate. For example, if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S. dollars, a fund would not participate in the currency's appreciation.
Similarly, if the fund managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the fund managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

                                                                           15

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

Subject          Policy
--------------------------------------------------------------------------------
Senior           A fund may not issue senior securities, except as permitted
Securities       under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing        A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending          A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective,
                 policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate      A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                 companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration    A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting     A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities      A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                 instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                 contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control          A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

16

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject           Policy
--------------------------------------------------------------------------------
Leveraging        A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity         A fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid
                  securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or
                  contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales       A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin            A fund may not purchase securities on margin, except to the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin
                  payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures and       A fund may enter into futures contracts and write and buy
Options           put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it
                  invested.
--------------------------------------------------------------------------------
Issuers with      A fund may invest a portion of its assets in the securities
Limited           of issuers with limited operating histories. An issuer is
Operating         considered to have a limited operating history if that issuer
History           has a record of less than three years of continuous operation.
                  Periods of capital formation, incubation, consolidations, and research and development may be considered in determining
                  whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

                                                                            17

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the funds' Prospectuses.

The fund managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the fund managers may sell a given security, regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Global Growth, the higher portfolio turnover rate for 2001 resulted from increased trading due to our efforts to find stocks that consistently demonstrate the acceleration characteristics we seek, which proved difficult in the prevailing market and global economic environment. This, combined with increased stock price volatility, were the reasons for the uncharacteristically high turnover rate in 2001.

For International Growth, events that occurred in 2001 created significant challenges.  For example, the extreme volatility in the markets in recent months has been dramatic, causing us to trade more frequently than is typical. In addition, the collapse of corporate earnings has made it increasingly difficult to find stocks that consistently demonstrated the characteristics we seek, which also resulted in more frequent trading. Due to these factors, portfolio turnover has been uncharacteristically high.

For International Discovery, the higher portfolio turnover rate for 2001 resulted from efforts to improve the fund's performance, which included replacing underperforming stocks and increasing the fund's diversification across a broader range of industries. As a result, a greater number of stocks were sold and purchased during 2001 than has been the fund's historical practice.

For Emerging Markets, the increased portfolio turnover rate is principally due to the increase in volatility of the asset class and, more significantly, the large investment cash flows of the fund.

18

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age is 75. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American Century
Investment Management, Inc. (ACIM); the funds' principal underwriter, American
Century Investment Services, Inc. (ACIS); and the funds' transfer agent,
American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                      Number of
                                                                                      Portfolios
                                                                                      in Fund
                         Position(s)     Length                                       Complex       Other
                         Held            of Time                                      Overseen      Directorships
                         with            Served    Principal Occupation(s)            by            Held by
Name, Address (Age)      Fund            (years)   During Past 5 Years                Director      Director
------------------------------------------------------------------------------------------------------------------
Interested Directors
------------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.    Director,       43        Chairman, Director and             37            Director, ACC
4500 Main Street         Chairman                  controlling shareholder, ACC
Kansas City, MO 64111    of the                    Chairman , ACIM, ACSC and
(78)                     Board                     other ACC subsidiaries
                                                   Director, ACIM, ACSC and
                                                   other ACC subsidiaries(1)
------------------------------------------------------------------------------------------------------------------
James E. Stowers III     Director,       11        Co-Chairman, ACC                   37            None
4500 Main Street         Chairman                  (September 2000 to present)
Kansas City, MO 64111    of the                    Chief Executive Officer, ACC
(43)                     Board                     (June 1996 to September 2000)
                                                   Chief Executive Officer,
                                                   ACIM, ACSC and
                                                   other ACC subsidiaries
                                                   Director, ACC, ACIM, ACSC
                                                   and other ACC subsidiaries
                                                   President, ACC
                                                   (January 1995 to June 1997)
                                                   President, ACIM and ACSC
                                                   (April 1993 to August 1997)
------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------
Thomas A. Brown          Director        21        Strategic Account                  37            None
4500 Main Street                                   Implementation Manager,
Kansas City, MO 64111                              Applied Industrial
(62)                                               Technologies, Inc.,
                                                   a corporation engaged in
                                                   the sale of bearings and
                                                   power transmission products
------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D.  Director        Less      Retired, formerly a                37            None
4500 Main Street         Emeritus(2)     than      general surgeon
Kansas City, MO 64111                    1 year
(70)
------------------------------------------------------------------------------------------------------------------

                                                                         19

                                                                                  Number of
                                                                                  Portfolios
                                                                                  in Fund
                        Position(s)     Length                                    Complex      Other
                        Held            of Time                                   Overseen     Directorships
                        with            Served   Principal Occupation(s)          by           Held by
Name, Address (Age)     Fund            (years)  During Past 5 Years              Director     Director
-------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.   Director        4        Senior Vice President,           37           Director, Midwest
4500 Main Street                                 Midwest Research Institute                    Research Institute
Kansas City, MO 64111
(57)
-------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock         Director        5        Retired, formerly Chairman,      37           Director, RMI.NET
4500 Main Street                                 Public Service Company                        Inc., Hathaway
Kansas City, MO 64111                            of Colorado                                   Corporation and J.D.
(67)                                                                                           Edwards & Company
-------------------------------------------------------------------------------------------------------------------
Donald H. Pratt         Director,       6        Chairman,                        37           Director, Butler
4500 Main Street        Vice                     Western Investments, Inc.                     Manufacturing
Kansas City, MO 64111   Chairman                 Chairman of the Board,                        Company
(65)                    of the                   Butler Manufacturing Company                  Director, Atlas-.
                        Board                                                                  Copco, North
                                                                                               America Inc
-------------------------------------------------------------------------------------------------------------------
Gale E. Sayers          Director        1        President, Chief Executive       37           None
4500 Main Street                                 Officer and Founder,
Kansas City, MO 64111                            Sayers Computer Source
(59)
-------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord  Director        7        Senior Vice President,           37           Director, DST
4500 Main Street                                 Long Distance Finance -                       Systems, Inc.
Kansas City, MO 64111                            Global Markets Group
(55)                                             Sprint Corporation
-------------------------------------------------------------------------------------------------------------------
Timothy S. Webster      Director        1        President and Chief              37           None
4500 Main Street                                 Executive Officer,
Kansas City, MO 64111                            American Italian Pasta
(41)                                             Company
-------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------------
William M. Lyons        President       1        Chief Executive Officer, ACC     Not          Not
4500 Main St.                                    and other ACC subsidiaries       applicable   applicable
Kansas City, MO 64111                            (September 2000 to present)
(47)                                             President, ACC
                                                 (June 1997 to present)
                                                 Chief Operating Officer, ACC
                                                 (June 1996 to September 2000)
                                                 General Counsel, ACC,
                                                 ACIM, ACIS, ACSC and
                                                 other ACC subsidiaries
                                                 (June 1989 to June 1998)
                                                 Also serves as: Executive Vice
                                                 President and Chief Operating
                                                 Officer, ACIM, ACIS, ACSC
                                                 and other ACC subsidiaries, and
                                                 Executive Vice President of
                                                 other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------------

20

                                                                                   Number of
                                                                                   Portfolios
                                                                                   in Fund
                        Position(s)     Length                                     Complex          Other
                        Held            of Time                                    Overseen         Directorships
                        with            Served    Principal Occupation(s)          by               Held by
Name, Address (Age)     Fund            (years)   During Past 5 Years              Director         Director
------------------------------------------------------------------------------------------------------------------
Robert T. Jackson       Executive       6         Chief Administrative Officer,    Not              Not
4500 Main St.           Vice                      ACC (August 1997 to present)     applicable       applicable
Kansas City, MO 64111   President                 Chief Financial Officer, ACC
(56)                                              (May 1995 to October 2002)
                                                  President, ACSC
                                                  (January 1999 to present)
                                                  Executive Vice President,
                                                  ACC (May 1995 to present)
                                                  Also serves as: Executive
                                                  Vice President and Chief
                                                  Financial Officer, ACIM, ACIS
                                                  and other ACC subsidiaries,
                                                  and Treasurer of ACC and
                                                  other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA    Senior          1         Senior Vice President and        Not              Not
4500 Main St.           Vice                      Assistant Treasurer, ACSC        applicable       applicable
Kansas City, MO 64111   President,
(46)                    Treasurer
                        and Chief
                        Accounting
                        Officer
------------------------------------------------------------------------------------------------------------------
David C. Tucker         Senior          1         Senior Vice President, ACIM,     Not              Not
4500 Main St.           Vice                      ACIS, ACSC and other ACC         applicable       applicable
Kansas City, MO 64111   President                 subsidiaries
(44)                    and                       (June 1998 to present)
                        General                   General Counsel, ACC, ACIM,
                        Counsel                   ACIS, ACSC and other
                                                  ACC subsidiaries
                                                  (June 1998 to present)
                                                  Consultant to mutual
                                                  fund industry
                                                  (May 1997 to April 1998)
------------------------------------------------------------------------------------------------------------------
Robert Leach            Controller      4         Vice President, ACSC             Not              Not
4500 Main St.                                     February 2000 to present)        applicable       applicable
Kansas City, MO 64111                             Controller-Fund Accounting,
(36)                                              ACSC
------------------------------------------------------------------------------------------------------------------

                                                                          21

                                                                                        Number of
                                                                                        Portfolios
                                                                                        in Fund
                         Position(s)     Length                                         Complex       Other
                         Held            of Time                                        Overseen      Directorships
                         with            Served    Principal Occupation(s)              by            Held by
Name, Address (Age)      Fund            (years)   During Past 5 Years                  Director      Director
--------------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer     4         Vice President, Corporate Tax,       Not           Not
4500 Main St.                                      ACSC (April 1998 to present)         applicable    applicable
Kansas City, MO 64111                              Vice President, ACIM, ACIS and
(34)                                               other ACC subsidiaries
                                                   (April 1999 to present)
                                                   President, American Century
                                                   Employee Benefit Services, Inc.
                                                   (January 2000 to December 2000)
                                                   Treasurer, American Century
                                                   Employee Benefit Services, Inc.
                                                   (December 2000 to present)
                                                   Treasurer, American Century
                                                   Ventures, Inc.
                                                   (December 1999 to present)
                                                   Controller, ACSC
                                                   (July 1996 to April 1998)
--------------------------------------------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(2) Dr. Robert Doering resigned as a full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr.
    Doering is not a director or a member of the board and has no voting power relating to fund operations. He is not an interested person of the funds or
    ACIM. He receives an annual stipend of $2,500 for his services.

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACSC (the Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
November 30, 2001, DST received $19,600,600 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2000 was approximately $1.36 billion.

Ms. Strandjord is a director of DST and a holder of 53,000 shares of DST common stock, which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement since the provision of the services covered by the Agreement is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the  negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund  operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to  evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

22

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board, to any agent or employee of the funds, or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                     Number of
                                                                                                     Meetings Held
                                                                                                     During Last
Committee          Members                Function                                                   Fiscal Year
------------------------------------------------------------------------------------------------------------------
Executive          James E. Stowers Jr.   The Executive Committee performs the functions              0
                   James E. Stowers III   of the Board of Directors between Board meetings,
                   Donald H. Pratt        subject to the limitations on its power set out in
                                          the Maryland General Corporation Law, and except
                                          for matters required by the Investment Company
                                          Act to be acted upon by the whole Board.
------------------------------------------------------------------------------------------------------------------
Compliance         Andrea C. Hall, PhD    The Compliance and Shareholder Communications               4
and Shareholder    Thomas A. Brown        Committee reviews the results of the funds'
Communications     Gale E. Sayers         compliance testing program, reviews quarterly
                   Timothy S. Webster     reports from the Communications advisor
                                          to the Board regarding various compliance matters
                                          and monitors the implementation of the funds'
                                          Code of Ethics, including any violations.
------------------------------------------------------------------------------------------------------------------
Audit              D.D. (Del) Hock        The Audit Committee recommends the engagement               4
                   Donald H. Pratt        of the funds' independent auditors and oversees its
                   Jeannine Strandjord    activities. The Committee receives reports from the
                                          advisor's Internal Audit Department, which is
                                          accountable to the Committee. The Committee also
                                          receives reporting about compliance matters
                                          affecting the funds.
------------------------------------------------------------------------------------------------------------------
Governance         Donald H. Pratt        The Board Governance Committee primarily considers          0
                   Jeannine Strandjord    and recommends individuals for nomination as directors.
                   Thomas A. Brown        The names of potential director candidates are
                                          drawn from a number of sources, including
                                          recommendations from members of the Board,
                                          management and shareholders. This committee also
                                          reviews and makes recommendations to the Board
                                          with respect to the composition of Board committees
                                          and other Board-related matters, including its
                                          organization, size, composition, responsibilities,
                                          functions and compensation.
------------------------------------------------------------------------------------------------------------------

                                                                          23

Compensation of Directors

The directors serve as directors for five American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the Board of all five such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the five investment companies served by this Board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2001
--------------------------------------------------------------------------------------
                            Total Compensation     Total Compensation from the
Name of Director            from the Funds(1)      American Century Family of Funds(2)
--------------------------------------------------------------------------------------
Thomas A. Brown             $7,581                 $74,000
--------------------------------------------------------------------------------------
Robert W. Doering, M.D.     $7,132                 $69,500
--------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.       $7,367                 $72,000
--------------------------------------------------------------------------------------
D.D. (Del) Hock             $7,160                 $70,000
--------------------------------------------------------------------------------------
Donald H. Pratt             $7,625                 $75,000
--------------------------------------------------------------------------------------
Gale E. Sayers              $7,274                 $71,000
--------------------------------------------------------------------------------------
M. Jeannine Strandjord      $7,581                 $74,000
--------------------------------------------------------------------------------------
Timothy S. Webster(3)       $142                   $1,500
--------------------------------------------------------------------------------------

(1)  Includes compensation paid to the directors during the fiscal year ended
     November 30, 2001, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds' Independent
     Directors' Deferred Compensation Plan.

(2)  Includes compensation paid by the five investment company members of the
     American Century family of funds served by this board. The total amount of deferred compensation included in the preceding table is as follows: Mr.
     Brown, $1,396; Dr. Hall, $6,558; Mr. Hock, $6,558; Mr. Pratt, $2,266; Mr.
     Sayers, $6,772 and Ms. Strandjord, $520.

(3)  Mr. Webster joined the board on November 16, 2001.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors.  The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the
American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                            NAME OF DIRECTORS
-----------------------------------------------------------------------------------------------------------------
                                                    James E.     James E.     Thomas A.   Robert W.    Andrea C
                                                  Stowers, Jr.  Stowers III     Brown      Doering    Hall, Ph.D.
-----------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Global Growth                                         A            A            A           A            A
-----------------------------------------------------------------------------------------------------------------
  International Growth                                  B            E            C           E            C
-----------------------------------------------------------------------------------------------------------------
  International Opportunities                           A            A            A           A            A
-----------------------------------------------------------------------------------------------------------------
  International Discovery                               A            E            B           E            A
-----------------------------------------------------------------------------------------------------------------
  Emerging Markets                                      A            A            B           A            A
-----------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                          E            E            E           E            D
-----------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
than $100,000

                                                                           NAME OF DIRECTORS
-------------------------------------------------------------------------------------------------------------------
                                                   D.D. (Del)     Donald      Gale E.   M. Jeannine     Timothy S.
                                                      Hock       H. Pratt     Sayers    Strandjord        Webster
-------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Global Growth                                         A            A           A           A               A
-------------------------------------------------------------------------------------------------------------------
  International Growth                                  D            A           A           A               A
-------------------------------------------------------------------------------------------------------------------
  International Opportunities                           A            A           A           A               A
-------------------------------------------------------------------------------------------------------------------
  International Discovery                               D            A           A           E               A
-------------------------------------------------------------------------------------------------------------------
  Emerging Markets                                      A            A           A           A               A
-------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                          E            E           C           E               A
-------------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
than $100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

                                                                          25

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of November 23, 2002, the following companies were the record owners of more than 5% of the outstanding shares of any class of the fund:

                                                        Percentage of
Fund/Class  Shareholder                                 Outstanding Shares Owned
--------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------
   Investor
           Charles Schwab & Co., Inc.                        5%
           San Francisco, CA
--------------------------------------------------------------------------------
   Advisor
           Boone County National Bank                        30%
           FBO Block & Brick Co. Ret Fund
           Columbia, MO

           Nationwide Trust Company                          27%
           Columbus, OH

           Charles Schwab & Co., Inc.                        21%
           San Francisco, CA

           National Financial Services LLC                   15%
           New York, NY
--------------------------------------------------------------------------------
   Institutional
           Trustees of American Century                      85%
           Profit Sharing & 401(k) Savings Plan & Trust
           Kansas City, MO

           UMB, Trustee                                      6%
           American Century Executive
           Def Comp Plan Trust
           Kansas City, MO
--------------------------------------------------------------------------------
   C
           American Enterprise Investment Svcs               82%
           Minneapolis, MN

           Sterling Trust Company Cust                       18%
           FBO Mid-Minnesota Hot Mix Inc. 401(k)
           Denver, CO
--------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------
   Investor
           Charles Schwab & Co., Inc.                        12%
           San Francisco, CA

           Morgan Guaranty Trust of NY                       6%
           Newark, DE
--------------------------------------------------------------------------------
   Advisor
           Nationwide Insurance Company QPVA                 23%
           Columbus, OH

           Charles Schwab & Co., Inc.                        10%
           San Francisco, CA

           Wells Fargo Bank NA FBO                           6%
           Fidelity National Financial
           401(k) Profit Sharing Plan
           Minneapolis, MN

           State Street Bank                                 5%
           FBO ADP Daily Val
           North Quincy, MA
--------------------------------------------------------------------------------

                                                        Percentage of
Fund/Class   Shareholder                                Outstanding Shares Owned
--------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------
   Institutional
             The Chase Manhattan Bank NA, Trustee         10%
             Robert Bosch Corporation
             New Star Plan & Trust
             New York, NY

             Charles Schwab & Co., Inc.                   6%
             San Francisco, CA
--------------------------------------------------------------------------------
   C Shares
             Donaldson Lufkin Jenrette                    12%
             Securities Corporation Inc.
             Jersey City, NJ

             Boone County National Bank TR Assoc.         8%
             FBO Missouri Bankers
             Columbia, MO
--------------------------------------------------------------------------------
International Opportunities
--------------------------------------------------------------------------------
   Investor
             American Century Investment
             Management, Inc.                             21%
             Kansas City, MO

             Charles Schwab & Co., Inc.                   13%
             San Francisco, CA
--------------------------------------------------------------------------------
   Institutional
             None
--------------------------------------------------------------------------------
International Discovery
--------------------------------------------------------------------------------
   Investor
             Charles Schwab & Co., Inc.                   16%
             San Francisco, CA
--------------------------------------------------------------------------------
   Advisor
             Arrowhead Trust, Inc.                        55%
             San Bernardino, CA

             Sterling Trust Company, Custodian,           28%
             Lizardtech, Inc.
             Denver, CO

             La Salle Bank National Association           17%
             Chicago, IL
--------------------------------------------------------------------------------
   Institutional
             Pell Rudman Trust Company NA                 23%
             Boston, MA

             JP Morgan Chase Bank Trustee                 21%
             401(k) Savings Plan of JP Morgan
             Chase & Co. Trust
             Brooklyn, NY

             Charles Schwab & Co., Inc.                   19%
             San Francisco, CA

             Trustees of American Century                 11%
             Profit Sharing & 401(k)
             Savings Plan & Trust
             Kansas City, MO

             US Bank NA, Trustee                          8%
             Ceridian Corporation Master Trust
             Milwaukee, WI
--------------------------------------------------------------------------------

                                                                          27

                                                       Percentage of
Fund/Class   Shareholder                               Outstanding Shares Owned
--------------------------------------------------------------------------------
Emerging Markets
--------------------------------------------------------------------------------
   Investor
             Charles Schwab & Co., Inc.                   13%
             San Francisco, CA

             Fidelity FIIOC, Trustee                      13%
             Covington, KY

             American Century Investment
             Management, Inc.                             6%
             Kansas City, MO
--------------------------------------------------------------------------------
   Advisor
             Charles Schwab & Co., Inc.                   54%
             San Francisco, CA

             Suntrust Bank Trustee FBO                    8%
             FG Pruitt Inc. Employees
             Profit Sharing Plan
             Englewood, CO

             Hubco Regions Financial Corp.                7%
             Birmingham, AL

             Suntrust Bank, Trustee                       7%
             Tanning Research SP & Ret Services
             Englewood, Co
--------------------------------------------------------------------------------
   Institutional
             1999 Irrevocable US Annuity & Gift Trust     45%
             St. Louis, MO

             Trustees of American Century                 18%
             Profit Sharing & 401(k) Savings
             Plan & Trust
             Kansas City, MO

             The Chase Manhattan Bank NA TR               12%
             Robert Bosch Corporation
             New Star Plan & Trust
             New York, NY

             Charles Schwab & Co., Inc.                   11%
             San Francisco, CA
--------------------------------------------------------------------------------
   C
             Mobank & Co EB                               94%
             Monroe, MI
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century World Mutual Funds, Inc. As of
November 23, 2002, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectuses under the heading Management.

For services provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The funds (except for
International Opportunities) have a stepped fee structure, as follows:

Fund                        Class              Percentage of Net Assets
--------------------------------------------------------------------------------
Global Growth               Investor           1.30% of first $1 billion
                                               1.15% of the next $1 billion
                                               1.05% over $2 billion
                            ----------------------------------------------------
                            Institutional      1.10% of first $1 billion
                                               0.95% of the next $1 billion
                                               0.85% over $2 billion
                            ----------------------------------------------------
                            C                  1.30% of first $1 billion
                                               1.15% of the next $1 billion
                                               1.05% over $2 billion
                            ----------------------------------------------------
                            Advisor            1.05% of first $1 billion
                                               0.90% of the next $1 billion
                                               0.80% over $2 billion
--------------------------------------------------------------------------------
International Growth        Investor           1.50% of first $1 billion
                                               1.20% of the next $1 billion
                                               1.10% over $2 billion
                            ----------------------------------------------------
                            Institutional      1.30 of first $1 billion
                                               1.00% of the next $1 billion
                                               0.90% over $2 billion
                            ----------------------------------------------------
                            A, B and C         1.50% of first $1 billion
                                               1.20% of the next $1 billion
                                               1.10% over $2 billion
                            ----------------------------------------------------
                            Advisor            1.25% of first $1 billion
                                               0.95% of the next $1 billion
                                               0.85% over $2 billion
--------------------------------------------------------------------------------
International Opportunities Investor           2.00%
                            ----------------------------------------------------
                            Institutional      1.80%
--------------------------------------------------------------------------------
International Discovery     Investor           1.75% of first $500 million
                                               1.40% of the next $500 million
                                               1.20% over $1 billion
                            ----------------------------------------------------
                            Institutional      1.55% of first $500 million
                                               1.20% of the next $500 million
                                               1.00% over $1 billion
                            ----------------------------------------------------
                            Advisor            1.50% of first $500 million
                                               1.15% of the next $500 million
                                               0.95% over $1 billion
--------------------------------------------------------------------------------
Emerging Markets            Investor           2.00% of first $500 million
                                               1.50% of the next $500 million
                                               1.25% over $1 billion
                            ----------------------------------------------------
                            Institutional      1.80% of first $500 million
                                               1.30% of the next $500 million
                                               1.05% over $1 billion
                            ----------------------------------------------------
                            C                  2.00% of first $500 million
                                               1.50% of the next $500 million
                                               1.25% over $1 billion
                            ----------------------------------------------------
                            Advisor            1.75% of first $500 million
                                               1.25% of the next $500 million
                                               1.00% over $1 billion
--------------------------------------------------------------------------------

                                                                            29

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a  fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio  transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended November 30, 2001, 2000 and 1999, are indicated in the following table.
New classes of the funds did not pay anything during these periods.

UNIFIED MANAGEMENT FEES
----------------------------------------------------------------------------
Fund/Class                       2001           2000            1999
----------------------------------------------------------------------------
Global Growth
    Investor                     $4,409,433     $5,741,938      $1,644,937
----------------------------------------------------------------------------
    Advisor                      $14,035        $4,080          $483
----------------------------------------------------------------------------
    Institutional(1)             $50,816        $20,132         N/A
----------------------------------------------------------------------------
    C                            N/A            N/A             N/A
----------------------------------------------------------------------------
International Growth
    Investor                     $47,929,083    $57,685,724     $36,878,929
----------------------------------------------------------------------------
    Advisor                      $1,984,980     $1,278,364      $364,444
----------------------------------------------------------------------------
    Institutional                $3,637,748     $3,276,463      $444,815
----------------------------------------------------------------------------
    C(2)                         $380           N/A             N/A
----------------------------------------------------------------------------
International Opportunities(3)
    Investor                     $53,982        N/A             N/A
----------------------------------------------------------------------------
    Institutional                N/A            N/A             N/A
----------------------------------------------------------------------------
International Discovery
    Investor                     $18,537,181    $27,823,372     $14,437,198
----------------------------------------------------------------------------
    Advisor                      $4,756         $5,540          $285
----------------------------------------------------------------------------
    Institutional                $2,965,328     $3,568,981      $1,531,868
----------------------------------------------------------------------------
Emerging Markets
    Investor                     $1,703,333     $2,439,641      $876,060
----------------------------------------------------------------------------
    Advisor                      $7,337         $6,159          $838
----------------------------------------------------------------------------
    Institutional                $369,360       $558,475        $192,678
----------------------------------------------------------------------------
    C                            N/A            N/A             N/A
----------------------------------------------------------------------------

(1)  Commenced operations August 1, 2000.

(2)  Commenced operations June 4, 2001.

(3)  Commenced operations June 1, 2001.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

                                                                            31

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditor of the funds, Deloitte & Touche LLP provides services including:

(1) auditing the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings and

(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended November 30, 2001, 2000 and 1999, the brokerage commissions of each fund were:

Fund                                  2001            2000            1999
-------------------------------------------------------------------------------
Global Growth                      $ 2,049,860    $ 1,318,821        $557,921
-------------------------------------------------------------------------------
International Growth               $24,507,458    $17,386,139     $11,652,482
-------------------------------------------------------------------------------
International Opportunities(1)         $51,577            N/A             N/A
-------------------------------------------------------------------------------
International Discovery            $10,869,763     $9,769,805      $5,484,404
-------------------------------------------------------------------------------
Emerging Markets                    $2,175,405       $814,884      $1,780,641
-------------------------------------------------------------------------------

(1)  Commenced operations June 1, 2001.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of your investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

                                                                           33

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to six classes of shares: Investor
Class, Institutional Class, A Class, B Class, C Class and Advisor Class. Not all
funds offer all six classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the A, B and C Class shares each are subject to a separate Master Distribution and Individual
Shareholder Services Plan (the A Class Plan, B Class Plan and C Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan and
Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of
Directors (including a majority of the independent directors), except that the
Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the Prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds'

distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares. The A Class had not been offered as of November 30, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

                                                                           35

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the Prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the B Class shares. The B Class had not been offered as of November 30, 2002, and therefore no fees have been paid.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the C Class shares. During the fiscal year ended November 30, 2001, the aggregate amount of fees paid under the
C Class plan was International Growth, $309.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

                                                                           37

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class shareholders. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate

average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (described below) and 0.25% of which is paid for distribution services. During the fiscal year ended November 30, 2001, the aggregate amount of fees paid under the Advisor Class Plan was:

    Global Growth                    $6,682
    International Discovery          $1,996
    International Growth         $1,031,196
    Emerging Markets                 $2,094

Payments may be made for a variety of shareholder services, including, but are not  limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j) providing other similar administrative and sub-transfer agency services; an

(k) paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Rules of Fair Practice of the NASD.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended November 30, 2001, the amount of fees paid under the Advisor Class Plan for shareholder services was:

    Global Growth                    $3,341
    International Discovery            $998
    International Growth           $515,598
    Emerging Markets                 $1,047

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to

(a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

                                                                            39

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended November 30, 2001, the amount of fees paid under the Advisor Class Plan for distribution services was:

    Global Growth                    $3,341
    International Discovery            $998
    International Growth           $515,598
    Emerging Markets                 $1,047

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

Shares of the A and B Classes of the funds have not been offered as of the date of this Statement of Additional Information. No contingent deferred sales charges were paid to the Distributor for C Class shares for the fiscal year ended November 30, 2001.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount                                 Dealer Concession
--------------------------------------------------------------------------------
less than $50,000                               5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                               4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                         1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                         0.50%
--------------------------------------------------------------------------------
greater than $10,000,000                        0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis.
In addition, B and C Class purchases and A Class purchases greater than
$1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

                                                                           41

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5%) = $5.26.

Each fund's net asset value (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the New
York Stock Exchange, if that is earlier. That value is then converted to U.S.
dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not

open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds' portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends received deduction to the extent that the fund held those shares for more than 45 days. Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the funds. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

                                                                            43

As of November 30, 2001, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                                       Capital Loss Carryover
--------------------------------------------------------------------------------
International Growth                       $880,802,280 (expiring in 2009)
--------------------------------------------------------------------------------
International Discovery                    $128,430,033 (expiring in 2009)
--------------------------------------------------------------------------------
Emerging Markets                           $26,774,355 (expiring in 2009)
--------------------------------------------------------------------------------
Global Growth                              $80,277,883 (expiring in 2009)
--------------------------------------------------------------------------------
International Opportunities                $891,111 (expiring in 2009)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The tables below show the average annual total returns for the various classes of the funds calculated three different ways. As new classes, performance information for the A and B Classes of International Growth is not available as of the fiscal year end.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

AVERAGE ANNUAL TOTAL RETURNS-- INVESTOR CLASS (Periods Ended November 30, 2002)
--------------------------------------------------------------------------------------------------
                                        1       5       10         From        Inception
Fund                                    year    years   years      Inception   Date
--------------------------------------------------------------------------------------------------
Global Growth                                                                  December 1, 1998
Return Before Taxes                   -12.78%   N/A     N/A       4.84%
Return After Taxes on Distributions   -12.78%   N/A     N/A       3.91%
Return After Taxes on Distributions
    and Sale of Fund Shares            -7.85%   N/A     N/A       3.80%
--------------------------------------------------------------------------------------------------
International Growth                                                           May 9, 1991
Return Before Taxes                   -14.54%   1.11%   8.02%     8.09%
Return After Taxes on Distributions   -14.58%   -0.81%  6.14%      N/A
Return After Taxes on Distributions
    and Sale of Fund Shares            -8.81%   0.76%   6.23%      N/A
--------------------------------------------------------------------------------------------------
International Opportunities                                                    June 1, 2001
Return Before Taxes                    -2.87%   N/A     N/A      -3.64%
Return After Taxes on Distributions    -2.88%   N/A     N/A      -3.64%
Return After Taxes on Distributions
    and Sale of Fund Shares            -1.77%   N/A     N/A      -2.91%
--------------------------------------------------------------------------------------------------
International Discovery                                                        April 1, 1994
Return Before Taxes                    -8.00%   6.56%   N/A      11.02%
Return After Taxes on Distributions    -8.00%   5.41%   N/A      10.13%
Return After Taxes on Distributions
    and Sale of Fund Shares            -4.91%   5.35%   N/A       9.27%
--------------------------------------------------------------------------------------------------
Emerging Markets                                                               September 30, 1997
Return Before Taxes                   -10.86%   N/A     -2.04%   -5.45%
Return After Taxes on Distributions   -10.86%   N/A     -2.18%   -5.58%
Return After Taxes on Distributions
    and Sale of Fund Shares            -6.67%   N/A     -1.59%   -4.22%
--------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS
(Periods Ended November 30, 2002)
--------------------------------------------------------------------------------------------------
Fund                                    1 year      5 years    From Inception   Inception Date
--------------------------------------------------------------------------------------------------
Global Growth                                                                   August 1, 2000
Return Before Taxes                    -12.60%       N/A      -19.68%
Return After Taxes on Distributions    -12.60%       N/A      -20.38%
Return After Taxes on Distributions
    and Sale of Fund Shares             -7.74%       N/A      -15.24%
--------------------------------------------------------------------------------------------------
International Growth                                                            November 20, 1997
Return Before Taxes                    -14.33%      1.34%       1.24%
Return After Taxes on Distributions    -14.43%     -0.65%      -0.73%
Return After Taxes on Distributions
    and Sale of Fund Shares             -8.67%      0.91%       0.83%
--------------------------------------------------------------------------------------------------
International Discovery                                                         January 2, 1998
Return Before Taxes                     -7.76%       N/A        6.54%
Return After Taxes on Distributions     -7.76%       N/A        5.75%
Return After Taxes on Distributions
    and Sale of Fund Shares             -4.77%       N/A        5.52%
--------------------------------------------------------------------------------------------------
Emerging Markets                                                                January 28, 1998
Return Before Taxes                    -10.78%       N/A        2.83%
Return After Taxes on Distributions    -10.78%       N/A        2.64%
Return After Taxes on Distributions
    and Sale of Fund Shares             -6.62%       N/A        2.33%
--------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
(Periods Ended November 30, 2002)
---------------------------------------------------------------------------------------------
Fund                                     1 year    5 years   From Inception  Inception Date
---------------------------------------------------------------------------------------------
Global Growth                                                                February 5, 1999
Return Before Taxes                      -12.99%   N/A       1.84%
Return After Taxes on Distributions      -12.99%   N/A       0.94%
Return After Taxes on Distributions
    and Sale of Fund Shares              -7.97%    N/A       1.37%
---------------------------------------------------------------------------------------------
International Growth                                                         October 1, 1996
Return Before Taxes                      -14.81%   0.84%     4.09%
Return After Taxes on Distributions      -14.76%   -0.99%    1.98%
Return After Taxes on Distributions
    and Sale of Fund Shares              -8.98%    0.59%     2.98%
---------------------------------------------------------------------------------------------
International Discovery                                                      April 28, 1998
Return Before Taxes                      -8.16%    N/A       1.75%
Return After Taxes on Distributions      -8.16%    N/A       0.97%
Return After Taxes on Distributions
    and Sale of Fund Shares              -5.01%    N/A       1.59%
---------------------------------------------------------------------------------------------
Emerging Markets                                                             May 12, 1999
Return Before Taxes                      -11.17%   N/A       -4.92%
Return After Taxes on Distributions      -11.17%   N/A       -5.10%
Return After Taxes on Distributions
    and Sale of Fund Shares              -6.86%    N/A       -3.83%
---------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS - C CLASS(1)
(Periods Ended November 30, 2002)
---------------------------------------------------------------------------------------------
Fund                                    1 Year     From Inception   Inception Date
---------------------------------------------------------------------------------------------
International Growth                                                June 4, 2001
Return Before Taxes                     -16.45%    -19.85%
Return After Taxes on Distributions     -16.45%    -19.85%
Return After Taxes on Distributions
    and Sale of Fund Shares             -10.10%    -15.69%
---------------------------------------------------------------------------------------------
Emerging Markets                                                    December 18, 2001
Return Before Taxes                     N/A        -16.41%
Return After Taxes on Distributions     N/A        -16.41%
Return After Taxes on Distributions
    and Sale of Fund Shares             N/A        -10.08%
---------------------------------------------------------------------------------------------
Global Growth                                                       March 1, 2002
Return Before Taxes                     N/A        -13.74%
Return After Taxes on Distributions     N/A        -13.74%
Return After Taxes on Distributions
    and Sale of Fund Shares             N/A        -8.43%
---------------------------------------------------------------------------------------------

(1)  Returns reflect the deduction of a CDSC, incurred only if shares were redeemed within the first 18 months after purchase.

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S.

                                                                            47

government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source:
Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and
AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan
Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity
Index Report); the price of gold (sources: London a.m./p.m. fixing and New York
Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company
Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons that have invested in one or more of the funds.

The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plans, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the managers may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Independent Auditors' Report and the financial statements included in the funds' Annual Report for the fiscal year ended
November 30, 2001, and the unaudited financial statements for the six-month period ended May 31, 2002, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus and in this SAI, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the Prospectus. The following is a summary of the rating categories referenced in the Prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

                                                                            49

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The
        Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch, Inc.
--------------------------------------------------------------------------------
AAA     Debt rated in this category has the lowest expectation of credit risk.
        Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA      Debt rated in this category has a very low expectation of credit risk.
        Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A       Debt rated in this category has a low expectation of credit risk.
        Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB      Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time.
        However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B       Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------

Fitch, Inc.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D      The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
                'DD' indicates potential recoveries in the range of 50%-90% and
                'D' the lowest recovery potential, i.e., below 50%.

                Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest
                prospect for resumption of performance or  continued operation with or without a formal reorganization process. Entities rated
                'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
------------------------------------------------------------------------------------------
S&P        Moody's      Description
------------------------------------------------------------------------------------------
A-1        Prime-1      This indicates that the degree of safety regarding timely payment
           (P-1)        is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
------------------------------------------------------------------------------------------
A-2        Prime-2      Capacity for timely payment on commercial paper is satisfactory,
           (P-2)        but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                        characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
------------------------------------------------------------------------------------------
A-3        Prime-3      Satisfactory capacity for timely repayment. Issues that carry this
           (P-3)        rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
------------------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P    Moody's        Description
--------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1  Notes are of the highest quality enjoying strong protection from established cash flows of funds for their
                      servicing or from established and broad-based access to
                      the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2  Notes are of high quality with margins of protection ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3  Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the
                      preceding grades. Market access for refinancing, in
                      particular, is likely to be less well established.
--------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4  Notes are of adequate quality carrying specific risk but having protection and not distinctly or predominantly
                      speculative.
--------------------------------------------------------------------------------

                                                                          51

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person        SEC Public Reference Room
                 Washington, D.C.
                 Call 202-942-8090 for location and hours.

On the Internet  * EDGAR database at www.sec.gov
                 * By email request at publicinfo@sec.gov

By mail          SEC Public Reference Section
                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-31133   0212

PART C    OTHER INFORMATION

ITEM 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

(a)       (1) Articles of  Incorporation  of Twentieth  Century World Investors,
          Inc., dated December 27, 1990 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 6 to the  Registration  Statement of the
          Registrant on March 29, 1996, File No. 33-39242).

          (2) Articles of Amendment of Twentieth Century World Investors,  Inc.,
          dated  August  10,  1993  (filed   electronically  as  an  Exhibit  to
          Post-Effective  Amendment No. 9 to the  Registration  Statement of the
          Registrant on March 30, 1998, File No. 33-39242).

          (3) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated  November  8,  1993  (filed  electronically  as  an  Exhibit  to
          Post-Effective  Amendment No. 6 to the  Registration  Statement of the
          Registrant on March 29, 1996, File No. 33-39242).

          (4) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated  April  24,  1995  (filed   electronically   as  an  Exhibit  to
          Post-Effective  Amendment No. 6 to the  Registration  Statement of the
          Registrant on March 29, 1996, File No. 33-39242).

          (5) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated   March  11,  1996  filed   electronically   as  an  Exhibit  to
          Post-Effective  Amendment No. 7 to the  Registration  Statement of the
          Registrant on June 13, 1996, File No. 33-9242).

          (6) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated  September  9,  1996  (filed  electronically  as an  Exhibit  to
          Post-Effective  Amendment No. 9 to the  Registration  Statement of the
          Registrant on March 30, 1998, File No. 33-39242).

          (7) Articles of Amendment of Twentieth Century World Investors,  Inc.,
          dated  December  2,  1996  (filed  electronically  as  an  Exhibit  to
          Post-Effective  Amendment No. 8 to the  Registration  Statement of the
          Registrant on March 31, 1997, File No. 33-39242).

          (8) Articles  Supplementary  of American  Century  World Mutual Funds,
          Inc.,  dated December 2, 1996 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 8 to the  Registration  Statement of the
          Registrant on March 31, 1997, File No. 33-39242).

          (9) Articles  Supplementary  of American  Century  World Mutual Funds,
          Inc., dated November 13, 1998 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 12 to the Registration  Statement of the
          Registrant on November 13, 1998, File No. 33-39242).

          (10) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc., dated February 16, 1999 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 15 to the Registration  Statement of the
          Registrant on March 31, 1999, File No. 33-39242).

          (11) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated May 22,  2000  (filed  electronically  as an  Exhibit  to
          Post-Effective  Amendment No. 19 to the Registration  Statement of the
          Registrant on May 24, 2000, File No. 33-39242).

          (12) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc., dated October 18, 2000 (filed  electronically  as Exhibit a12 to
          Post-Effective  Amendment No. 25 to the Registration  Statement of the
          Registrant on March 28, 2002, File No. 33-39242).

          (13) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated  March 5, 2001  (filed  electronically  as Exhibit a13 to
          Post-Effective  Amendment No. 24 to the Registration  Statement of the
          Registrant on April 19, 2001, File No. 33-39242).

          (14) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated May 21,  2001  (filed  electronically  as Exhibit  a14 to
          Post-Effective  Amendment No. 25 to the Registration  Statement of the
          Registrant on March 28, 2002, File No. 33-39242).

          (15) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated June 14,  2002  (filed  electronically  as Exhibit a15 to
          Post-Effective  Amendment No. 27 to the Registration  Statement of the
          Registrant on October 10, 2002, File No. 33-39242).

(b)       (1)  By-Laws  of  Twentieth  Century  World  Investors,   Inc.  (filed
          electronically as Exhibit b1 to Post-Effective  Amendment No. 6 to the
          Registration  Statement of the Registrant on March 29, 1996,  File No.
          33-39242).

          (2) Amendment to the By-Laws of American  Century Mutual Funds,  Inc.,
          American  Century Capital  Portfolios,  Inc.,  American  Century World
          Mutual Funds, Inc. and American Century  Strategic Asset  Allocations,
          Inc. (filed electronically as Exhibit b2b to Post-Effective  Amendment
          No.  9 to the  Registration  Statement  of  American  Century  Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein,  Article Fifth,  Article Seventh,  Article Eighth, and Article
          Ninth of Registrant's Articles of Incorporation,  appearing as Exhibit
          (a)(1)  to  Post-  Effective  Amendment  No.  6 on  Form  N-1A  of the
          Registrant,  and Article Fifth of Registrant's  Articles of Amendment,
          appearing as Exhibit (a)(2) to Post-Effective  Amendment No. 9 on Form
          N-1A of the  Registrant,  to the  Registration  Statement on March 30,
          1998;  and  Sections  3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31,
          33, 39, 40, 45 and 46 of  Registrant's  By-Laws  appearing  as Exhibit
          (b)(1) to  Post-Effective  Amendment No. 6 on Form N-1A,  and Sections
          25, 30 & 31 of  Registrant's  By-Laws  appearing as Exhibit  (b)(2) to
          Post-Effective  Amendment  No.  9 on  Form  N-1A of  American  Century
          Capital Portfolios, Inc., File No. 33-64872.

(d)       (1) Management  Agreement between American Century World Mutual Funds,
          Inc. and American Century Investment Management, Inc., dated August 1,
          1997 (filed  electronically as an Exhibit to Post-Effective  Amendment
          No. 12 to the Registration Statement of the Registrant on November 13,
          1998, File No. 33-39242).

          (2) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc.,  dated December 1, 1998 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 15 to the Registration  Statement of the
          Registrant on March 31, 1999, File No. 33-39242).

          (3) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc., dated as of June 1, 2000 (filed  electronically as an Exhibit to
          Post-Effective  Amendment No. 19 to the Registration  Statement of the
          Registrant on May 24, 2000, File No. 33-39242).

          (4) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc.,  dated  May 1,  2001  (filed  electronically  as  Exhibit  d4 to
          Post-Effective  Amendment No. 24 to the Registration  Statement of the
          Registrant on April 19, 2001, File No. 33-39242).

          (5) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc., dated September 3, 2002 (filed  electronically  as Exhibit d5 to
          Post-Effective  Amendment No. 27 to the Registration  Statement of the
          Registrant on October 10, 2002, File No. 33-39242).

(e)       (1) Amended  and  Restated  Distribution  Agreement  between  American
          Century  California  Tax-Free and Municipal  Funds,  American  Century
          Capital  Portfolios,  Inc.,  American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust,  American  Century  Municipal  Trust,  American  Century Mutual
          Funds,  Inc.,  American Century  Quantitative  Equity Funds,  American
          Century  Strategic Asset  Allocations,  Inc.,  American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century  Variable  Portfolios II, Inc.,  American Century World Mutual
          Funds,  Inc. and American  Century  Investment  Services,  Inc., dated
          September   3,  2002   (filed   electronically   as   Exhibit   e1  to
          Post-Effective  Amendment  No.  35 to the  Registration  Statement  of
          American  Century  Municipal  Trust on September  30,  2002,  File No.
          2-91229).

(f)       Not applicable.

(g)       (1) Master Agreement by and between Twentieth  Century Services,  Inc.
          and Commerce Bank, N. A., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (2) Global Custody Agreement between American Century  Investments and
          The Chase Manhattan Bank,  dated August 9, 1996 (filed  electronically as Exhibit b8 to  Post-Effective  Amendment No. 31 to the Registration
          Statement of American Century  Government  Income Trust on February 7,
          1997, File No. 2-99222).

          (3) Amendment to the Global Custody Agreement between American Century
          Investments  and The Chase  Manhattan  Bank,  dated  December  9, 2000
          (filed  electronically as Exhibit g2 to Pre-Effective  Amendment No. 2
          to the Registration  Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

          (4)   Supplemental   Agreement   by  and  between   American   Century
          International  Discovery Fund,  American Century Emerging Markets Fund
          and American  Century Global Growth Fund and The Chase Manhattan Bank,
          dated  July  30,   1999  (filed   electronically   as  an  Exhibit  to
          Post-Effective  Amendment No. 16 to the Registration  Statement of the
          Registrant on March 10, 2000, File No. 33-39242).

          (5) Supplemental  Agreement by and between American Century  Strategic
          Allocation  Aggressive  Fund,  American Century  Strategic  Allocation
          Moderate Fund,  American Century Global Growth Fund,  American Century
          International Growth Fund and The Chase Manhattan Bank, dated February
          1,  2000  (filed   electronically  as  Exhibit  h4  to  Post-Effective
          Amendment No. 23 to the  Registration  Statement of the  Registrant on
          March 14, 2001, File No. 33-39242).

(h)       (1) Transfer Agency Agreement by and between  Twentieth  Century World
          Investors,  Inc. and Twentieth  Century  Services,  Inc.,  dated as of
          March 1, 1991 (filed  electronically  as an Exhibit to  Post-Effective
          Amendment  No. 6 to the  Registration  Statement of the  Registrant on
          March 29, 1996, File No. 33-39242).

          (2) Credit  Agreement  between  American  Century  Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 18, 2001
          (filed electronically as Exhibit h9 to Post-Effective Amendment No. 33
          to the Registration  Statement of American Century California Tax-Free
          and Municipal Funds on December 28, 2001, File No. 2-82734).

(i)       Opinion and Consent of Counsel (filed  electronically  as Exhibit i to
          Post-Effective  Amendment No. 20 to the Registration  Statement of the
          Registrant on December 1, 2000, File No. 33-39242).

(j)       (1) Consent of Deloitte & Touche LLP, independent auditors.

          (2) Power of Attorney,  dated November 15, 2002 (filed  electronically as Exhibit j2 to  Post-Effective  Amendment No. 99 to the Registration
          Statement of American Century Mutual Funds, Inc. on December 17, 2002,
          File No. 2-14213).

          (3)   Secretary's   Certificate,   dated   November  25,  2002  (filed
          electronically as Exhibit j3 to Post-Effective Amendment No. 99 to the
          Registration  Statement  of American  Century  Mutual  Funds,  Inc. on
          December 17, 2002, File No. 2-14213).

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master  Distribution  and  Shareholder  Services Plan of Twentieth
          Century Capital Portfolios,  Inc., Twentieth Century Investors,  Inc.,
          Twentieth  Century  Strategic  Asset  Allocations,  Inc. and Twentieth
          Century World Investors, Inc. (Advisor Class), dated September 3, 1996
          (filed electronically as Exhibit b15a to Post-Effective  Amendment No.
          9  to  the   Registration   Statement  of  American   Century  Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated June 13, 1997 (filed  electronically as Exhibit
          b15b to Post-Effective  Amendment No. 77 to the Registration Statement
          of American  Century  Mutual  Funds,  Inc. on July 17, 1997,  File No.
          2-14213).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated September 30, 1997 (filed  electronically  as
          Exhibit b15c to  Post-Effective  Amendment No. 78 to the  Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1998,
          File No. 2-14213).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.,  and American  Century  World Mutual  Funds,  Inc.
          (Advisor Class), dated June 30, 1998 (filed  electronically as Exhibit
          b15e to Post-Effective  Amendment No. 11 to the Registration Statement
          of American  Century Capital  Portfolios,  Inc. on June 26, 1998, File
          No. 33-64872).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.,  and American  Century  World Mutual  Funds,  Inc.
          (Advisor  Class),  dated  November 13, 1998 (filed  electronically  as
          Exhibit b15e to  Post-Effective  Amendment No. 12 to the  Registration
          Statement of the Registrant on November 13, 1998, File No. 33-39242).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  February 16, 1999 (filed  electronically  as
          Exhibit  m6 to  Post-Effective  Amendment  No. 83 to the  Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1999,
          File No. 2-14213).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated July 30, 1999 (filed  electronically as Exhibit
          m7 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Capital  Portfolios,  Inc. on July 29, 1999, File No.
          33-64872).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  November 19, 1999 (filed  electronically  as
          Exhibit  m8 to  Post-Effective  Amendment  No. 87 to the  Registration
          Statement of American Century Mutual Funds, Inc. on November 29, 1999,
          File No. 2-14213).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocation,  Inc.  and  American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class),  dated June 1, 2000 (filed  electronically as Exhibit
          m9 to Post-Effective Amendment No. 19 to the Registration Statement of
          the Registrant on May 24, 2000, File No. 33-39242).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated April 30, 2001 (filed electronically as Exhibit
          m10 to Post-Effective  Amendment No. 24 to the Registration  Statement
          of the Registrant on April 19, 2001, File No. 33-39242).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  December  3, 2001 (filed  electronically  as
          Exhibit m11 to  Post-Effective  Amendment  No. 94 to the  Registration
          Statement of American Century Mutual Funds, Inc. on December 13, 2001,
          File No. 2-14213).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class),  dated September 3, 2002,  (filed  electronically  as
          Exhibit m12 to  Post-Effective  Amendment  No. 26 to the  Registration
          Statement of the Registrant on October 1, 2002, File No. 33-39242).

          (13) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century Capital  Portfolios,  Inc.,  American Century Mutual
          Funds, Inc.,  American Century Strategic Asset  Allocations,  Inc. and
          American  Century World Mutual Funds,  Inc. (C Class),  dated March 1,
          2001 (filed electronically as Exhibit m11 to Post-Effective  Amendment
          No. 24 to the  Registration  Statement of the  Registrant on April 19,
          2001, File No. 33-39242).

          (14)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
          Shareholder  Services  Plan of American  Century  Capital  Portfolios,
          Inc.,  American Century Mutual Funds, Inc., American Century Strategic
          Asset Allocations,  Inc. and American Century World Mutual Funds, Inc.
          (C Class),  dated April 30, 2001 (filed  electronically as Exhibit m12 to  Post-Effective  Amendment No. 24 to the Registration  Statement of
          the Registrant on April 19, 2001, File No. 33-39242).

          (15)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
          Shareholder  Services  Plan of American  Century  Capital  Portfolios,
          Inc.,  American Century Mutual Funds, Inc., American Century Strategic
          Asset Allocations,  Inc. and American Century World Mutual Funds, Inc.
          (C Class),  dated September 3, 2002 (filed  electronically  as Exhibit
          m15 to Post-Effective  Amendment No. 27 to the Registration  Statement
          of the Registrant on October 10, 2002, File No. 33-39242).

          (16) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century World Mutual Funds,  Inc.,  American  Century Mutual
          Funds,  Inc.,  American  Century Capital  Portfolios,  Inc.,  American
          Century  Investment  Trust,   American  Century  Municipal  Trust  and
          American  Century  California  Tax-Free and Municipal  Funds (A Class)
          dated  September  3,  2002  (filed  electronically  as  Exhibit  m6 to
          Post-Effective  Amendment  No.  34 to the  Registration  Statement  of
          American Century California Tax-Free and Municipal Funds on October 1,
          2002, File No. 2-82734).

          (17) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century World Mutual Funds,  Inc.,  American  Century Mutual
          Funds,  Inc.,  American  Century Capital  Portfolios,  Inc.,  American
          Century  Investment  Trust,   American  Century  Municipal  Trust  and
          American  Century  California  Tax-Free and Municipal  Funds (B Class)
          dated  September  3,  2002  (filed  electronically  as  Exhibit  m7 to
          Post-Effective  Amendment  No.  34 to the  Registration  Statement  of
          American Century California Tax-Free and Municipal Funds on October 1,
          2002, File No. 2-82734).

          (18)   Shareholder   Services  Plan  of  Twentieth   Century   Capital
          Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century
          Strategic  Asset   Allocations,   Inc.  and  Twentieth  Century  World
          Investors,  Inc.  (Service  Class),  dated  September  3, 1996  (filed electronically  as Exhibit b15b to  Post-Effective  Amendment No. 9 to
          the  Registration  Statement of American  Century Capital  Portfolios,
          Inc. on February 17, 1998, File No. 33-64872).

(n)       Amended and Restated  Multiple Class Plan of American  Century Capital
          Portfolios,  Inc.,  American  Century  Mutual  Funds,  Inc.,  American
          Century  Strategic Asset  Allocations,  Inc.,  American  Century World
          Mutual Funds, Inc., American Century California Tax-Free and Municipal
          Funds,  American  Century  Government  Income Trust,  American Century
          Investment Trust,  American Century International Bond Funds, American
          Century Municipal Trust,  American Century  Quantitative  Equity Funds
          and American Century Target Maturities Trust,  dated September 3, 2002
          (filed electronically as Exhibit n to Post-Effective  Amendment No. 35
          to the Registration  Statement of American Century California Tax-Free
          and Municipal Funds on December 17, 2002, File No. 2-82734).

(o)       Not applicable.

(p)       American Century  Investments Code of Ethics (filed  electronically as
          Exhibit  p to  Post-Effective  Amendment  No.  35 to the  Registration
          Statement of American Century California  Tax-Free and Municipal Funds
          on December 17, 2002, File No. 2-82734).

ITEM 24   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25   Indemnification.

          The  Registrant  is a  Maryland  Corporation.  Section  2-418  of  the
Maryland General Corporation Law allows a Maryland  corporation to indemnify its officers,  directors,  employees  and  agents  to the  extent  provided  in such statute.

          Article VIII of the Registrant's  Articles of Incorporation,  requires the  indemnification  of the  Registrant's  directors and officers to the extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain  liabilities which such officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

ITEM 26   Business and Other Connections of Investment Advisor.

          None.

ITEM 27   Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

          ACIS is registered  with the Securities  and Exchange  Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

          (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal     Positions and Offices       Positions and Offices
Business Address*        with Underwriter           with Registrant
-----------------------------------------------------------------------

James E. Stowers, Jr.  Chairman and Director           Chairman and Director

James E. Stowers III   Co-Chairman and Director        Director

W. Gordon Snyder       President                       none

William M. Lyons       Chief Executive Officer,        President
                       Executive Vice President
                       and Director

Joseph Greene          Senior Vice President           none

Brian Jeter            Senior Vice President           none

Mark Killen            Senior Vice President           none

Tom Kmak               Senior Vice President           none

Dave Larrabee          Senior Vice President           none

Barry Mayhew           Senior Vice President           none

David C. Tucker        Senior Vice President           Senior Vice
                       and General Counsel             President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 28   Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services.

          Not Applicable.

ITEM 30   Undertakings.

          Not applicable.

                              SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for  effectiveness of the Registration  Statement under Rule 485(b)
under the  Securities  Act and has duly  caused  this  Amendment  No. 28 to this
Registration  Statement  to be signed on its  behalf  by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 17th day of
December, 2002.

                              American Century World Mutual Funds, Inc.
                              (Registrant)

                              By: /*/William M. Lyons
                              William M. Lyons
                              President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 28 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                 Title                              Date
---------                 -----                              ----

*William M. Lyons       President                      December 17, 2002
William M. Lyons        and Principal Executive Officer

*Maryanne Roepke        Senior Vice President,         December 17, 2002
Maryanne Roepke         Treasurer and Chief
                        Accounting Officer

*James E. Stowers, Jr.  Chairman of the Board and      December 17, 2002
James E. Stowers, Jr.   Director

*James E. Stowers III    Director                      December 17, 2002
James E. Stowers III

*Thomas A. Brown         Director                      December 17, 2002
Thomas A. Brown

*Andrea C. Hall, Ph.D.   Director                      December 17, 2002
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock        Director                      December 17, 2002
D. D. (Del) Hock

*Donald H. Pratt         Director                      December 17, 2002
Donald H. Pratt

*Gale E. Sayers          Director                      December 17, 2002
Gale E. Sayers

*M. Jeannine Strandjord  Director                      December 17, 2002
M. Jeannine Strandjord

*Timothy S. Webster      Director                      December 17, 2002
Timothy S. Webster

*By /s/Janet A. Nash
    Janet A. Nash
    Attorney-in-Fact